Business combination (Details 4) - Dec. 23, 2022 - Younike [Member]	USD ($)	CNY (¥)
Business Acquisition [Line Items]
Cash	$ 3,149	¥ 21,936
Other current assets	692,215	4,821,002
Current liabilities	(695,364)	(4,842,938)
Total consideration